787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

January 20, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Aberdeen Funds
Securities Act File No. 333-146680; Investment Company Act File No. 811-22132

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 31 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 33 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The purpose of the Amendment is to add the following new series to the Trust: the Aberdeen Asia-Pacific Smaller Companies Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation.  As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Smaller Companies of Asia-Pacific (excluding Japan) issuers.  The Fund considers “Smaller Companies” to be companies that have market capitalizations below $5 billion at the time of purchase.  A company generally is considered to be an Asia-Pacific issuer if, as determined by the Fund’s adviser or subadviser: (i) it is organized under the laws of a country in the Asia-Pacific Region (excluding Japan) or maintains a principal or registered office there; (ii) its securities trade principally in a country in the Asia-Pacific Region (excluding Japan); (iii) it derives at least 50% of its revenue or earnings from goods or services sold or produced in a country in the Asia-Pacific Region (excluding Japan) or has at least 50% of its assets there; or (iv) it is a holding company with a preponderance of its assets in companies with principal or registered offices in a country in the Asia-Pacific Region (excluding Japan).

It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on April 5, 2011.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	James O’Connor, Esq., Aberdeen Asset Management Inc.
Lucia Sitar, Esq., Aberdeen Asset Management Inc.
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP